Changes in significant accounting policies - Impact of IFRS 15 on consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Shipping income
Revenue	$ 202,748	$ 290,591	[1]
Total shipping income	215,056	293,386	[1]
Operating expenses
Voyage expenses and commissions	(46,277)	(32,283)	[1]
Total operating expenses	284,706	285,207	[1]
RESULT FROM OPERATING ACTIVITIES	(69,650)	8,179	[1]
Profit (loss) for the period	(51,602)	10,088	[1],[2],[3]
TOTAL COMPREHENSIVE (LOSS) / INCOME FOR THE PERIOD	(52,007)	$ 10,868	[2]
Adjustments
Shipping income
Revenue	(2,168)
Total shipping income	(2,168)
Operating expenses
Voyage expenses and commissions	1,805
Total operating expenses	(1,805)
RESULT FROM OPERATING ACTIVITIES	(363)
Profit (loss) for the period	(363)
TOTAL COMPREHENSIVE (LOSS) / INCOME FOR THE PERIOD	(363)
Amounts without adoption of IFRS 15
Shipping income
Revenue	204,916
Total shipping income	217,224
Operating expenses
Voyage expenses and commissions	(48,082)
Total operating expenses	286,511
RESULT FROM OPERATING ACTIVITIES	(69,287)
Profit (loss) for the period	(51,239)
TOTAL COMPREHENSIVE (LOSS) / INCOME FOR THE PERIOD	$ (51,644)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.